Note 3 - Acquisitions (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 05, 2018	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Businesses Acquired			4	12
Payments to Acquire Businesses, Net of Cash Acquired, Total			$ 80,576	$ 586,242
Real Estate Held-for-sale			94,223
Business Combination, Acquisition Related Costs			5,725	11,747
Business Acquisition, Goodwill, Expected Tax Deductible Amount			12,816	379,486
Finland Residential Property Management Business [Member]
Disposal Group, Including Discontinued Operation, Assets, Total				17,713
Gain (Loss) on Disposition of Business				98
Harrison Street Real Estate Capital [Member]
Number of Businesses Acquired	1
Payments to Acquire Businesses, Net of Cash Acquired, Total				447,513
Business Acquisition, Percentage of Voting Interests Acquired	75.00%
Acquisitions after December 31, 2008 [Member]
Business Combination, Contingent Consideration, Liability, Total			84,992
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low			159,358
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			187,480
Contingent Consideration Paid			23,962	$ 19,946
Acquisitions after December 31, 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability, Total			$ 23,014
Americas 1 [Member]
Number of Businesses Acquired			2
EMEA [Member]
Number of Businesses Acquired			1	4
Asia Pacific [Member]
Number of Businesses Acquired			1	2
INDIA
Payments to Acquire Businesses, Net of Cash Acquired, Total		$ 57,405
Americas [Member]
Number of Businesses Acquired				5